Financial and Capital Risk Management and Fair Value Measurement - Details the Group's Sensitivity to a 10% Change in the Period-End Rate (Detail) € in Thousands, £ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 GBP (£)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Statement [line items]
Loss before tax	£ (41,118)			£ (37,306)			£ (46,951)
Currency risk [member]
Statement [line items]
Loss before tax		$ 20	€ 74		$ 49	€ 130
Equity		$ 20			$ 49			€ 74	€ 130